Supplemental Oil and Gas Reserve Information (Details)	12 Months Ended
	Dec. 31, 2013 MBbls	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls
Oil
Balance	166,321	13,720
Revisions	171,385
Purchase and discoveries of minerals in place	1,216,611	153,280	13,720
Production	(13,915)	(679)
Balance	1,540,402	166,321	13,720
Gas
Balance	377,173
Revisions	310,181
Purchase and discoveries of minerals in place	2,521,015	378,511
Production	(11,048)	(1,338)
Balance	319,730	377,173
BOE
Balance	229,183	13,720
Revisions	223,082
Purchase and discoveries of minerals in place	1,636,780	216,365	13,720
Production	(15,756)	(902)
Balance	2,073,289	229,183	13,720